Inventories, Net	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories, Net

11 Inventories, net

Inventories are summarized as follows:

	2017	2016
Raw materials	62	52
Work in process	901	854
Finished goods	273	207

	1,236	1,113

The portion of finished goods stored at customer locations under consignment amounted to $69 million as of December 31, 2017 (2016: $53 million).

The amounts recorded above are net of an allowance for obsolescence of $107 million as of December 31, 2017 (2016: $84 million).